Organization and Nature of Business (Details Narrative) - USD ($)			12 Months Ended
	Jul. 20, 2018	Jun. 06, 2017	Mar. 31, 2020	Mar. 31, 2017
Entity incorporation, date of incorporation			Jan. 30, 1946
Contribution Agreement [Member] | Wealth Generators, LLC [Member]
Percentage on contributed shares				100.00%
Number of shares exchanged for common stock				1,358,670,942
Acquisition Agreement [Member] | Market Trend Strategies, LLC [Member]
Value pre-merger liabilities		$ 419,139
Purchase Agreement [Member]
Number of shares purchased	50,000,000
Purchase Agreement [Member] | United Games Marketing, LLC [Member]
Number of shares purchased	50,000,000